Foreclosed Assets (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013 property	Dec. 31, 2012 property
Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Properties	1	1
Number of Properties transferred into REO	1
Single-family residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Properties		1